Intangible Assets and Liabilities - Future Amortization Expense (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Acquired Below- Market Leases
Acquired Finite-Lived Intangible Assets and Liabilities [Line Items]
2013	$ (2,466)
2014	(1,027)
2015	(641)
2016	(455)
2017	(453)
Thereafter	(87)
Total Finite-Lived Intangibles, Net	(5,129)	(24,110)
Acquired Above- Market Leases
Acquired Finite-Lived Intangible Assets and Liabilities [Line Items]
2013	22
2014	11
2015	5
2016	5
2017	5
Thereafter	1
Total Finite-Lived Intangibles, Net	49	2,493
Acquired In-Place Leases
Acquired Finite-Lived Intangible Assets and Liabilities [Line Items]
2013	1,159
2014	886
2015	785
2016	651
2017	647
Thereafter	118
Total Finite-Lived Intangibles, Net	$ 4,246	$ 12,039